Statements of Cash Flows - ILS (₪)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	₪ (711,890)	₪ (1,054,845)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	150,235	432,731
Decrease (Increase) in Customers	(212,151)	1,832
Decrease (Increase) in other accounts receivable and prepaid expenses	12,992	288,728
Increase in Creditors	(2,862)	5,043
Increase in accrued expenses and other accounts payable	412,176	185,174
Total Adjustments	360,390	913,508
Net cash provided by (used in) operating activities	(351,500)	(141,337)
Cash flows from investing activities:
Sells (Purchase) of property and equipment	47,103	(52,075)
Net cash provided by (used in) investing activities	47,103	(52,075)
Cash flows from financing activities:
Cash for issuance of shares	0	872,521
Short Term Credit from Bank, net	10,071	(8,955)
Repayment of Long-Term Loans and Liabilities	(37,270)	(36,565)
Net cash provided by (used in) financing activities	(27,199)	827,001
Increase (Decrease) in cash and cash equivalents	(331,596)	633,589
Cash and cash equivalents at the beginning of the period	783,380	149,791
Cash and cash equivalents at the end of the period	₪ 451,784	₪ 783,380